Financial instruments - Summary of foreign currency risk (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	$ 272	$ 31
Liabilities	2,196	1,047
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Assets	272	31
Liabilities	$ 2,196	1,046
Euros [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		$ 1